SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Schedule of Depreciation and Amortization
The depreciation and amortization is detailed as follows:

	2023	2022
	$	$
Depreciation – property, plant and equipment	10,820,442	5,038,092
Depreciation – right-of-use assets	8,037,341	3,454,353
Amortization – intangible assets	7,216,789	3,000,028
	26,074,572	11,492,473

Schedule of Change In Non-cash Working Capital Items
The net change in non-cash working capital is detailed as follows:

	2023	2022
	$	$
Inventories	(90,063,714)	(61,739,634)
Accounts receivable	(13,351,335)	(24,369,277)
Prepaid expenses	3,818,496	(940,816)
Trade and other payables (1)	24,056,908	27,926,974
Deferred revenue and other deferred liabilities	17,564,993	155,253
	(57,974,652)	(58,967,500)
21 - SUPPLEMENTAL CASH FLOW DISCLOSURE (CONTINUED)
(1)The net change in trade and other payables excludes trade and other payables as at December 31, 2023 related to the following non-cash working capital items: $634,331 related to the additions of intangible assets and $11,750,398 related to the acquisition of property, plant and equipment and includes trade and other payables as at December 31, 2022 related to the additions of intangible assets of $4,757,926 and related to the acquisition of property, plant and equipment of $16,229,912.
There were $554,310 outstanding payables related to the additions of intangible assets and $8,797,575 related to the acquisition of property, plant and equipment as at December 31, 2021.
Schedule of Change in Liabilities Arising From Financing Activities
The changes in the Group’s liabilities arising from financing activities can be classified as follows:

	Share warrant obligations	Conversion options on convertible debt instruments	Long-term debt and other debts	Lease liabilities	Total
Balance at January 1, 2023	23,243,563	—	110,673,348	63,520,215	197,437,126
Cash flows :
Repayment	—	—	(148,305,458)	(6,512,231)	(154,817,689)
Proceeds	27,675,069	30,342,059	259,498,434	—	317,515,562
Finance costs attributable to 2023 Debenture financing	—	—	(3,829,850)	—	(3,829,850)
Non-cash :
Accretion expense	—	—	5,663,365	—	5,663,365
Non-monetary additions (net of modification)	—	—	—	34,117,202	34,117,202
Change in fair value of share warrant obligations	(20,963,112)	—	—	—	(20,963,112)
Change in fair value of conversion options on convertible debt instruments and interest paid in kind	—	(4,982,236)	—	—	(4,982,236)
Unrealized foreign exchange gain	—	—	(2,568,295)	—	(2,568,295)
Foreign currency translation adjustment	(373,317)	(325,750)	3,810,821	831,400	3,943,154
Balance at December 31, 2023	29,582,203	25,034,073	224,942,365	91,956,586	371,515,227

	Share warrant obligations	Long-term debt and other debts	Lease liabilities	Total
Balance at January 1, 2022	106,225,934	13,077,670	62,209,317	181,512,921
Cash flows :
Repayment	—	(10,348,894)	(4,977,183)	(15,326,077)
Proceeds	19,913,196	111,576,513	—	131,489,709
Non-cash :
Accretion expense	—	82,850	—	82,850
Non-monetary additions (net of modification)	—	—	6,961,794	6,961,794
Gain on derecognition of dealership rights	—	(2,130,583)	—	(2,130,583)
Change in fair value of share warrant obligations	(101,468,186)	—	—	(101,468,186)
Contributed surplus	(3,798)	—	—	(3,798)
Unrealized foreign exchange loss	—	516,401	—	516,401
Foreign currency translation adjustment	(1,423,583)	(2,100,609)	(673,713)	(4,197,905)
Balance at December 31, 2022	23,243,563	110,673,348	63,520,215	197,437,126